Shareholder Report, Holdings (Details)_9	Jun. 30, 2024
Class A | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | TransDigm, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A | Authentic Brands Group LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A | Iracore Holdings Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | TK Elevator Holdco GmbH [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | WR Grace Holdings LLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Spirit AeroSystems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Mativ Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | EMRLD Borrower LP / Emerald Co.-Issuer, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Class A | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class I | TransDigm, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class I | Authentic Brands Group LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class I | Iracore Holdings Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | TK Elevator Holdco GmbH [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | WR Grace Holdings LLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Spirit AeroSystems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | Mativ Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | EMRLD Borrower LP / Emerald Co.-Issuer, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Class I | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I | Cash & Other. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class Z | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class Z | TransDigm, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class Z | Authentic Brands Group LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class Z | Iracore Holdings Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class Z | TK Elevator Holdco GmbH [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class Z | WR Grace Holdings LLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class Z | Spirit AeroSystems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class Z | Mativ Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class Z | EMRLD Borrower LP / Emerald Co.-Issuer, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class Z | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Class Z | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Z | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%